EBPs Obligation Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pension Plan, Defined Benefit [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	$ 1,464	$ 1,544
Service cost	54	59	$ 40
Interest cost	62	58	62
Plan participants' contributions	0	0
Benefits paid	(130)	(101)
Actuarial loss (gain)	20	(91)
Settlements	(4)	(5)
Net increase (decrease) in benefit obligation	2	(80)
Benefit obligation at end of year	1,466	1,464	1,544
Other Postretirement Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	202	233
Service cost	1	2	2
Interest cost	8	9	10
Plan participants' contributions	2	2
Benefits paid	(15)	(13)
Actuarial loss (gain)	(1)	(31)
Settlements	0	0
Net increase (decrease) in benefit obligation	(5)	(31)
Benefit obligation at end of year	$ 197	$ 202	$ 233